INCOME TAXES (Tables)	5 Months Ended	9 Months Ended
	Sep. 30, 2012	Jun. 30, 2013
Income Tax Disclosure [Abstract]
Deferred tax assets
Deferred tax assets:
Net operating tax carry forwards	$56,844
Other	-0-
Gross deferred tax assets	56,844
Valuation allowance	(56,844)
Net deferred tax assets	$-0-

Deferred tax assets:
Net operating tax carry forwards	$137,483
Other	-0-
Gross deferred tax assets	137,483
Valuation allowance	(137,483))
Net deferred tax assets	$-0-